SCHEDULE OF PURCHASE CONSIDERATION AND ESTIMATED FAIR VALUE ASSESSMENT OF THE ASSETS ACQUIRED AND LIABILITIES (Details) (Parenthetical)	Dec. 30, 2024 $ / shares
Common Class A [Member] | Mlink Limited [Member]
Business Acquisition [Line Items]
Fair value per share	$ 1